Right of Use Assets and Lease Liabilities - Disclosure of payments on lease liabilities (Details) - USD ($)	Jun. 30, 2024	Mar. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
less amount representing interest expense	$ (1,790,495)
Lease liability	4,461,298
Current portion of lease liabilities	533,520	$ 630,207
Long term portion of lease liabilities	3,927,778	$ 4,006,004
Year 1 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Payments on Lease Liabilities	850,141
Thereafter [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Payments on Lease Liabilities	$ 5,401,652